Fair Value Measurements - Summary of Fair Value Hierarchy for Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Other financial assets	CAD 195.4	CAD 181.0
Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	147.1	CAD 141.1
Recurring fair value measurement [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	147.1
Recurring fair value measurement [member] | Significant other observable inputs [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	CAD 147.1